Equity	12 Months Ended
Dec. 31, 2022
Shareholders' equity
Equity

28 Equity

28.1 Capital

On December 31, 2022 and 2021, the Company's subscribed and paid-up capital stock amounted to R$8,043,222 and comprised 797,207,834 shares with no par value, distributed as follows:

		Amount of shares
		Common		Preferred shares		Preferred shares
		shares	%	class A	%	class B	%	Total	%

Novonor		226,334,623	50.11	79,182,498	22.95	-	-	305,517,121	38.32
Petrobras		212,426,952	47.03	75,761,739	21.96	-	-	288,188,691	36.15
ADR	(i)	-	-	42,869,320	12.42	-	-	42,869,320	5.38
Other		12,907,077	2.86	146,581,427	42.48	478,790	100.00	159,967,294	20.07
Total		451,668,652	100.00	344,394,984	99.81	478,790	100.00	796,542,426	99.92
Treasury shares		-	-	665,408	0.19	-	-	665,408	0.08
Total		451,668,652	100.00	345,060,392	100.00	478,790	100.00	797,207,834	100.00

Authorised		535,661,731		616,682,421		593,818		1,152,937,970

(i)	American Depository Receipt ("ADR") on the New York Stock Exchange – NYSE (USA).

Changes in shares during the year:

		Amount of shares
	Note	2020	Changes	2021	Changes	2022
Outstanding shares
Commom shares		451,668,652	-	451,668,652	-	451,668,652
Preferred Class A	28.4	343,824,794	333,432	344,158,226	236,758	344,394,984
Preferred Class B		500,230	(21,440)	478,790	-	478,790
		795,993,676	311,992	796,305,668	236,758	796,542,426

Treasury shares
Preferred Class A	28.4	1,224,878	(322,712)	902,166	(236,758)	665,408

Total		797,218,554	(10,720)	797,207,834	-	797,207,834

28.2 Capital reserves

This reserve includes part of the shares issued in the Company’s several capital increases. This reserve can be used to absorb losses, to redeem, reimburse or purchase shares, and to incorporate into the capital stock.

28.3 Profit reserves

(a) Legal reserve

Under Brazilian Corporation Law, companies must transfer 5% of net profit for the year to a legal reserve until this reserve is equivalent to 20% of the paid-up capital. The legal reserve can be used for capital increase or absorption of losses.

(b) Tax incentive reserve

This reserve results from the allocation of part of net income for the year equivalent to tax incentives, arising from governmental subsidies (see Note 31). This reserve may only be used to offset losses with subsequent reconstitution or increase share capital.

(c) Profit retention

Under Brazilian Corporation Law, portions of net income for the fiscal year may be allocated to reserves or retained based on the capital budget. Profits not allocated as such may be distributed to shareholders in the form of dividends. In 2022, this reserve was partially used to absorb losses for the year (Note 28.6).

28.4 Share rights

Preferred shares carry no voting rights, but they ensure priority, non-cumulative annual dividend of 6% of their unit value, according to profits available for distribution. The unit value of the shares is obtained through the division of capital by the total number of outstanding shares. As common shares, only class “A” preferred shares will have the same claim on the remaining profit that exceeds the minimum mandatory dividend of 6% and will be entitled to dividends only after the priority dividend is paid to preferred shareholders. Only class “A” preferred shares also have the same claim as common shares on the distribution of shares resulting from capitalization of other reserves. Class “A” preferred shares can be converted into common shares upon resolution of majority voting shareholders present at a General Meeting. Class “B” preferred shares can be converted into class “A” preferred shares at any time, at the ratio of two class “B” preferred shares for one class “A” preferred share, upon a simple written request to the Company, provided that the non-transferability period provided for in specific legislation that allowed for the issue and payment of such shares with tax incentive funds has elapsed.

In 2022, 236,758 shares held in treasury were delivered to participants of the LTI Program 2019, which was fully settled in April 2022. In 2021, 322,712 shares were granted as payment of the LTI Program 2018.

28.5 Payment of dividends

On April 19, 2022, the Annual and Extraordinary Shareholders Meeting approved distribution of the proposed additional dividends on the 2021 results, corresponding to R$1.696348838321 per outstanding common share and class “A” preferred share, in the amount of R$1.35 billion, payment of which was made as from May 2, 2022.

28.6 Accumulated losses

Accumulated losses in 2022 were absorbed as follows:

2022

Loss for the year of the Company's shareholders	(335,677)
Amounts posted directly to the Retained Earnings account:
SUDENE tax incentive supplement	(108,975)
Comprehensive income	26,883
Other	475
(417,294)
Loss absorption using profit reserve:
Profit reserves - Retention of profits	417,294
417,294